Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment [text block]
in 000€	Land andbuildings	Plant andequipment	Right-of-use assets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2018	40,184	67,117	14,303	3,754	125,358
Additions	3,079	9,476	792	5,210	18,557
Disposals	(99)	(1,882)	(17)	(387)	(2,385)
Transfers	2,728	2,953	(732)	(5,547)	(598)
Currency Translation	(119)	(25)	(19)	(26)	(189)
Other	4	(82)	−	(2)	(80)
At December 31, 2018	45,777	77,557	14,327	3,002	140,663
Impact of adoption of IFRS 16	−	−	4,984	−	4,984
Additions	302	7,363	3,429	5,807	16,901
Acquired from business combinations	61	2,291	633	17	3,002
Disposals	(37)	(6,091)	(753)	−	(6,881)
Transfers	(3,360)	7,077	117	(4,338)	(504)
Currency Translation	150	199	8	6	363
Other*	−	(73)	(1,099)	(80)	(1,252)
At December 31, 2019	42,893	88,323	21,646	4,414	157,276

Depreciation
At January 1, 2018	(4,504)	(27,166)	(6,623)	−	(38,293)
Depreciation charge for the year	(1,560)	(8,010)	(2,346)	(307)	(12,223)
Disposals	26	2,102	6	−	2,134
Transfers	(18)	(253)	514	−	243
Currency Translation	(15)	(53)	8	−	(60)
Other	−	73	−	−	73
At December 31, 2018	(6,071)	(33,307)	(8,441)	(307)	(48,126)
Depreciation charge for the year	(1,199)	(9,082)	(4,058)	−	(14,339)
Disposals	36	5,704	359	−	6,099
Transfers	200	(1,551)	1,031	307	(13)
Currency Translation	(25)	(190)	(2)	−	(217)
Other	220	(34)	51	−	237
At December 31, 2019	(6,839)	(38,460)	(11,060)	−	(56,359)

Net book value
At December 31, 2019	36,054	49,863	10,586	4,414	100,917
At December 31, 2018	39,706	44,250	5,886	2,695	92,537
At January 1, 2018	35,680	39,951	7,680	3,754	87,065
in 000€	Land andbuildings	Plant andequipment	Right-of-use assets	Construc-tion inprogress	Total
Acquisition value
At January 1, 2017	19,797	40,199	11,241	4,652	75,889
Additions	377	10,560	2,246	17,334	30,517
Acquired from business combinations	9,362	10,318	136	414	20,230
Disposals	(31)	(1,046)	(39)	218	(898)
Transfers	11,527	7,439	(425)	(18,914)	(373)
Currency Translation	(185)	(118)	5	88	(210)
Other	(663)	(235)	1,139	(38)	203
At December 31, 2017	40,184	67,117	14,303	3,754	125,358

Depreciation
At January 1, 2017	(5,093)	(22,263)	(3,470)	−	(30,826)
Depreciation charge for the year	(831)	(5,531)	(2,327)	−	(8,689)
Disposals	15	842	18	−	875
Transfers	521	(444)	296	−	373
Currency Translation	31	166	(1)	−	196
Other	853	64	(1,139)	−	(222)
At December 31, 2017*	(4,504)	(27,166)	(6,623)	−	(38,293)

Net book value
At December 31, 2017	35,680	39,951	7,680	3,754	87,065
At January 1, 2017	14,704	17,936	7,771	4,652	45,063

Disclosure of quantitative information about right-of-use assets [text Block]
in 000€	Buildings	Vehicles	Equipment	Total
Acquisition value
At January 1, 2019 before adoption IFRS 16	935	2,542	10,850	14,327
Impact of adoption of IFRS 16	3,255	849	880	4,984
At January 1, 2019 after adoption IFRS 16	4,190	3,391	11,730	19,311
Additions	2,222	1,118	89	3,429
Acquired from business combinations	633	−	−	633
Modifications	(9)	(40)	(496)	(545)
Disposals	(550)	(147)	(56)	(753)
Currency Translation	4	−	4	8
Transfers	−	(47)	164	117
Other	(2)	−	(552)	(554)
At December 31, 2019	6,488	4,275	10,883	21,646

Depreciation
At January 1, 2019	(1,011)	(1,189)	(6,241)	(8,441)
Depreciation charge for the year	(1,953)	(1,060)	(1,045)	(4,058)
Acquired from business combinations	−	−	−	−
Modifications	−	−	−	−
Disposals	257	147	56	460
Currency Translation	(1)	−	(1)	(2)
Transfers	−	41	990	1,031
Other	3	31	(84)	(50)
At December 31, 2019	(2,705)	(2,030)	(6,325)	(11,060)

Net book value
At December 31, 2019	3,783	2,245	4,558	10,586
At January 1, 2019 before adoption IFRS 16	(76)	1,353	4,609	5,886
At January 1, 2019 after adoption IFRS 16	3,179	2,202	5,489	10,870

Disclosure of Property, plant and equipment - Income statement impact [text block]
(in 000€)	2019
Depreciation expense	(4,058)
Interest expense on lease liabilities	(204)
Expenses related to short-term leases/ low-value assets/ variable lease payments	(725)

Disclosure of Property, plant and equipment - Potential future cashflows following the extensions [text block]

(in 000€)	2019
Potential cash flows for extension options that are not reasonably certain to be exercised:	843
Potential cash flows for termination options that are reasonably certain to be exercised	174